091-17948/fm

For Internal Use Only
Sec File No. 9-

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2014 SEP -3 AM 11:39
SEC / MR

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC
Mail Processing
Section
SEP 03 2014
Washington DC
404

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14011125

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   WBI Large Cap Tactical Select Shares ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   WBIL
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Peter D. Santori

Title:
Executive Vice President
Chief Compliance Officer, Chief Regulatory Officer

Telephone Number:
312-663-2402

Manual Signature of Official Responsible for Form:
[signature]

Date: September 2, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 03 2014

SEC 2449 (6-01)

CHX

Chicago Stock Exchange

RECEIVED
2014 SEP -3 AM 11:37
SEC / TM

SEC
Mail Processing
Section
SEP 03 2014
Washington DC
404

September 2, 2014

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Form 19b-4(e) for exchange traded products

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Form 19b-4(e) relating to the following exchange traded products:

WBIA	WBI SMID Tactical Growth Shares
WBIB	WBI SMID Tactical Value Shares
WBIC	WBI SMID Tactical Yield Shares
WBID	WBI SMID Tactical Select Shares
WBIE	WBI Large Cap Tactical Growth Shares
WBIF	WBI Large Cap Tactical Value Shares
WBIG	WBI Large Cap Tactical Yield Shares
WBIL	WBI Large Cap Tactical Select Shares
WBII	WBI Tactical Income Shares
WBIH	WBI Tactical High Income Shares

If you have any questions about this filing, please contact me at (312) 663-2402.

Sincerely,

Peter D. Santori
Executive Vice President
Chief Compliance Officer
Chief Regulatory Officer

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 03 2014

Enclosures